CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Accounts receivable, reserve	$ 720	$ 306
Inventories, obsolescence reserve	$ 860	$ 520
Class A Common Stock [Member]
Telos stockholders' deficit
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	35,826,200	35,838,105
Common stock, shares outstanding (in shares)	35,826,200	35,838,105
Class B Common Stock [Member]
Telos stockholders' deficit
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	5,000,000	5,000,000
Common stock, shares issued (in shares)	3,204,293	3,204,293
Common stock, shares outstanding (in shares)	3,204,293	3,204,293